UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 9.7%
Auto Components 4.2%
Cooper Tire & Rubber Co.	45,071	1,705,937
Dana Holding Corp.	60,875	840,075
Tenneco, Inc.*	28,945	1,328,865
		3,874,877
Diversified Consumer Services 1.7%
K12, Inc.*	183,058	1,610,911
Hotels, Restaurants & Leisure 1.0%
Marriott Vacations Worldwide Corp.	15,624	889,787
Specialty Retail 2.8%
American Eagle Outfitters, Inc. (a)	70,975	1,100,112
Caleres, Inc.	37,150	996,363
Outerwall, Inc. (a)	14,018	512,218
		2,608,693
Consumer Staples 2.2%
Household Products 1.2%
Central Garden & Pet Co. "A"*	78,836	1,072,169
Tobacco 1.0%
Universal Corp.	16,836	944,163
Energy 3.1%
Energy Equipment & Services 1.2%
Basic Energy Services, Inc.* (a)	69,289	185,694
Oil States International, Inc.*	35,300	961,925
		1,147,619
Oil, Gas & Consumable Fuels 1.9%
Pacific Ethanol, Inc.* (a)	127,819	610,975
REX American Resources Corp.* (a)	20,616	1,114,707
		1,725,682
Financials 18.3%
Banks 5.6%
Cardinal Financial Corp.	66,024	1,502,046
First Merchants Corp.	47,048	1,195,960
Lakeland Bancorp., Inc.	110,604	1,304,021
UMB Financial Corp.	25,672	1,195,032
		5,197,059
Capital Markets 3.9%
Calamos Asset Management, Inc. "A"	119,034	1,152,249
Manning & Napier, Inc.	131,911	1,119,924
Piper Jaffray Companies, Inc.*	24,257	979,983
Pzena Investment Management, Inc. "A"	47,660	409,876
		3,662,032
Consumer Finance 1.2%
Cash America International, Inc.	36,440	1,091,378
Insurance 6.5%
American Equity Investment Life Holding Co.	52,419	1,259,629
FBL Financial Group, Inc. "A"	26,791	1,704,979
Selective Insurance Group, Inc.	46,442	1,559,522
United Fire Group, Inc.	38,883	1,489,608
		6,013,738
Real Estate Investment Trusts 1.1%
Pennsylvania Real Estate Investment Trust (REIT) (a)	46,181	1,009,979
Health Care 21.4%
Biotechnology 4.4%
Anacor Pharmaceuticals, Inc.*	9,622	1,086,997
Ligand Pharmaceuticals, Inc.* (a)	16,700	1,810,614
Orexigen Therapeutics, Inc.*	94,200	162,024
Spectrum Pharmaceuticals, Inc.*	169,269	1,020,692
		4,080,327
Health Care Equipment & Supplies 4.7%
Orthofix International NV*	31,180	1,222,568
STERIS PLC (a)	26,498	1,996,359
West Pharmaceutical Services, Inc.	19,221	1,157,489
		4,376,416
Health Care Providers & Services 8.8%
Centene Corp.*	21,965	1,445,517
Kindred Healthcare, Inc.	66,431	791,193
Magellan Health, Inc.*	23,099	1,424,284
MedCath Corp.*	3,100	0
Molina Healthcare, Inc.* (a)	21,824	1,312,277
PharMerica Corp.*	34,404	1,204,140
Providence Service Corp.*	42,703	2,003,625
		8,181,036
Life Sciences Tools & Services 1.3%
PAREXEL International Corp.*	18,304	1,246,869
Pharmaceuticals 2.2%
Flamel Technologies SA (ADR)*	166,973	2,038,740
Industrials 17.0%
Aerospace & Defense 3.0%
DigitalGlobe, Inc.*	49,594	776,642
Ducommun, Inc.*	53,867	873,723
Moog, Inc. "A"*	18,436	1,117,222
		2,767,587
Air Freight & Logistics 1.9%
Air Transport Services Group, Inc.*	171,927	1,733,024
Airlines 2.7%
Hawaiian Holdings, Inc.*	42,075	1,486,510
JetBlue Airways Corp.*	45,325	1,026,611
		2,513,121
Commercial Services & Supplies 3.1%
Deluxe Corp.	19,706	1,074,765
Ennis, Inc.	95,588	1,840,069
		2,914,834
Construction & Engineering 1.5%
Aegion Corp.*	73,996	1,428,863
Machinery 2.3%
Actuant Corp. "A" (a)	41,800	1,001,528
Altra Industrial Motion Corp. (a)	44,586	1,118,217
		2,119,745
Marine 1.6%
Matson, Inc.	35,167	1,499,169
Road & Rail 0.9%
ArcBest Corp.	39,500	844,905
Information Technology 20.9%
Electronic Equipment, Instruments & Components 5.1%
Benchmark Electronics, Inc.*	45,576	942,056
Checkpoint Systems, Inc.	142,714	894,817
II-VI, Inc.*	70,529	1,309,018
Sanmina Corp.*	75,416	1,552,061
		4,697,952
Internet Software & Services 1.7%
WebMD Health Corp.*	32,620	1,575,546
IT Services 6.2%
Euronet Worldwide, Inc.*	18,989	1,375,373
Everi Holdings, Inc.*	219,903	965,374
Higher One Holdings, Inc.*	249,194	807,389
NeuStar, Inc. "A"* (a)	44,992	1,078,458
Sykes Enterprises, Inc.*	51,085	1,572,397
		5,798,991
Semiconductors & Semiconductor Equipment 4.7%
Microsemi Corp.*	39,101	1,274,302
Photronics, Inc.* (a)	171,781	2,138,673
Ultra Clean Holdings, Inc.*	185,399	949,243
		4,362,218
Software 3.2%
Pegasystems, Inc.	50,606	1,391,665
Take-Two Interactive Software, Inc.*	46,095	1,605,950
		2,997,615
Materials 3.8%
Chemicals 2.2%
A. Schulman, Inc.	36,977	1,132,975
Olin Corp.	53,300	919,958
		2,052,933
Metals & Mining 1.6%
Kaiser Aluminum Corp.	12,897	1,078,963
SunCoke Energy, Inc.	116,600	404,602
		1,483,565
Telecommunication Services 1.4%
Diversified Telecommunication Services
magicJack VocalTec Ltd.* (a)	142,238	1,344,149
Utilities 1.3%
Electric Utilities
Unitil Corp.	33,060	1,186,193
Total Common Stocks (Cost $89,278,869)		92,091,885
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $121,200)	1,212	142,595
Securities Lending Collateral 10.1%
Daily Assets Fund, 0.36% (b) (c) (Cost $9,407,564)	9,407,564	9,407,564
Cash Equivalents 0.4%
Central Cash Management Fund, 0.25% (b) (Cost $382,010)	382,010	382,010
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,189,643) †	109.8	102,024,054
Other Assets and Liabilities, Net	(9.8)	(9,094,305)
Net Assets	100.0	92,929,749

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $99,250,648. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,773,406. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,597,354 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,823,948.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $9,031,508, which is 9.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$92,091,885	$—	$0	$92,091,885
Convertible Preferred Stock	—	—	142,595	142,595
Short-Term Investments (d)	9,789,574	—	—	9,789,574
Total	$101,881,459	$—	$142,595	$102,024,054

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016